Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2018
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Accrued Expenses and Other Payables
7.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2017	2018
Accrued salaries and benefits	$690	$1,159
Accrued professional fees	171	136
Accrued renovation costs	-	705
Advance received from customers	173	708
Others	466	285
	$1,500	$2,993